Costs and Estimated Earnings on Uncompleted Contracts (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Costs and Estimated Earnings on Uncompleted Contracts [Abstract]
Summary of costs and estimated earnings on uncompleted contracts

	2017	2016
Costs incurred on uncompleted contracts	$323,411	$316,722
Provision for loss on uncompleted contracts	-	-
Estimated income	34,697	40,488
	358,108	357,210
Less: billings to date	(371,665)	(372,339)
	$(13,557)	$(15,129)

	Successor 2016	Predecessor 2015
Costs incurred on uncompleted contracts	$316,722	$18,363
Provision for loss on uncompleted contracts	-	-
Estimated earnings (losses)	40,488	6,786
	357,210	25,149
Less: billings to date	(372,339)	(53,173)
	$(15,129)	$(28,024)

Summary of costs and estimated earnings amounts on uncompleted contracts included in balance sheets

	2017	2016
Costs and estimated earnings in excess of billings on uncompleted contracts	$24,266	$33,349
Billings in excess of cost and estimated earnings on uncompleted contracts	(37,823)	(48,478)
	$(13,557)	(15,129)

	Successor 2016	Predecessor 2015
Costs and estimated earnings in excess of billings on uncompleted contracts	$33,349	$-
Billings in excess of cost and estimated earnings on uncompleted contracts	(48,478)	(28,024)
	$(15,129)	$(28,024)